Reporting entity (Narrative) (Details) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2023 $ / shares	Aug. 31, 2022 Vessels	Mar. 31, 2022 Vessels	Dec. 31, 2023 USD ($) Vessels	Dec. 31, 2021 USD ($)
Disclosure Of Reporting Entity [Line Items]
Impairment loss | $				$ 2,063.4
Additional distribution of dividend approved, per ordinary share | $ / shares	$ 6.4
Issuance of share capital, net of issuance costs | $					$ 205.4
Shell NA LNG, LLC
Disclosure Of Reporting Entity [Line Items]
Capacity of the container vessels chartered		15,000
Period for the agreement		ten years
Seaspan | Long-term agreement
Disclosure Of Reporting Entity [Line Items]
Number of vessels to be supplied with LNG under the agreement			10
Capacity of the container vessels chartered			15,000
Number of optional additional container vessels chartered				15
Number of vessels delivered				9
Initial public offering
Disclosure Of Reporting Entity [Line Items]
Additional distribution of dividend approved | $				$ 769.0